Commitments (Details)	Sep. 30, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 888,710
2017	865,763
2018	865,763
2019	876,323
2020	887,045
Thereafter	643,749
Total	$ 5,027,353